UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09939
                                                     ---------------------------

                     Advantage Advisers Stratigos Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                            919 3rd Avenue 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2004
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                                [LOGO] ADVANTAGE
                                                                       ADVISERS

                               Advantage Advisers
                             Stratigos Fund, L.L.C.

                              Financial Statements
                           with Report of Independent
                       Registered Public Accounting Firm

                      for the Year Ended December 31, 2004

                    ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .....................  1

Statement of Assets, Liabilities and Members' Capital .......................  2

Schedule of Portfolio Investments ...........................................  3

Schedule of Securities Sold, Not Yet Purchased ..............................  6

Statement of Operations .....................................................  7

Statements of Changes in Members' Capital ...................................  8

Notes to Financial Statements ...............................................  9

Supplemental Information (Unaudited) ........................................ 18

[LOGO] ERNST & YOUNG       |_| ERNST & YOUNG LLP       |_| Phone: (212) 773-3000
                               5 Times Square              www.ey.com
                               New York, NY 10036-6530

            Report of Independent Registered Public Accounting Firm

To the Members of
  Advantage Advisers Stratigos Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Advantage Advisers Stratigos Fund, L.L.C. (the "Company"), including the schedules of portfolio investments and securities sold, not yet purchased, as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advantage Advisers Stratigos Fund, L.L.C. at December 31, 2004, the results of its operations for the year then ended, and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                /s/ Ernst & Young LLP

February 18, 2005

                    A Member Practice of Ernst & Young Global

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2004
ASSETS
Investment in securities, at market value (cost - $6,978,058)                $ 7,455,474
Cash and cash equivalents                                                      6,911,959
Receivable for investment securities sold                                        537,939
Interest receivable                                                                6,734
Other assets                                                                       5,078
                                                                             -----------
    TOTAL ASSETS                                                              14,917,184
                                                                             -----------

LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $649,282)        631,488
Withdrawals payable                                                            3,292,516
Due to broker                                                                    254,876
Payable for investment securities purchased                                      448,517
Accounting and investor services fees payable                                     39,861
Administration fees payable                                                       11,183
Interest payable                                                                   1,118
Accrued expenses                                                                  79,074
                                                                             -----------
    TOTAL LIABILITIES                                                          4,758,633
                                                                             -----------

      NET ASSETS                                                             $10,158,551
                                                                             ===========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                    $ 9,663,341
Net unrealized appreciation on investments                                       495,210
                                                                             -----------

MEMBERS' CAPITAL - NET ASSETS                                                $10,158,551
                                                                             ===========

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

SHARES                                                                                                DECEMBER 31, 2004
                  COMMON STOCK - 73.39%
                     APPLICATIONS SOFTWARE - 2.63%
      10,000            Microsoft Corp.                                                           (a)     $   267,200
                                                                                                          -----------
                     CASINO SERVICES - 2.46%
      10,468            Scientific Games Corp., Class A*                                                      249,557
                                                                                                          -----------
                     COMMUNICATIONS SOFTWARE - 1.04%
       3,848            InPhonic, Inc.*                                                                       105,743
                                                                                                          -----------
                     E-COMMERCE / SERVICES - 1.19%
       2,620            Ctrip.com International Ltd. - Sponsored ADR*                                         120,572
                                                                                                          -----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 16.09%
      63,750            ARM Holdings, Plc - Sponsored ADR                                                     393,975
      20,177            ATI Technologies, Inc.*                                                               391,232
      10,000            Broadcom Corp., Class A*                                                              322,800
      24,764            Monolithic Power Systems, Inc.*                                                       230,305
      10,000            Xilinx, Inc.                                                                          296,700
                                                                                                          -----------
                                                                                                            1,635,012
                                                                                                          -----------
                     ENTERPRISE SOFTWARE / SERVICES - 3.55%
      17,644            Novell, Inc.*                                                                         119,097
      17,570            Oracle Corp.*                                                             (a)         241,060
                                                                                                          -----------
                                                                                                              360,157
                                                                                                          -----------
                     FINANCE-OTHER SERVICE - 0.96%
       5,738            MarketAxess Holdings, Inc.*                                                            97,603
                                                                                                          -----------
                     INTERNET SECURITY - 2.65%
       8,000            VeriSign, Inc.*                                                           (a)         268,800
                                                                                                          -----------
                     MEDICAL - DRUGS - 2.17%
      12,000            Angiotech Pharmaceuticals, Inc.*                                                      220,920
                                                                                                          -----------
                     MOTION PICTURES & SERVICES - 2.47%
       6,701            Dreamworks Animation SKG, Class A*                                                    251,355
                                                                                                          -----------
                     NETWORKING PRODUCTS - 2.76%
      10,320            Juniper Networks, Inc.*                                                               280,601
                                                                                                          -----------
                     REAL ESTATE MANAGEMENT / SERVICES - 0.98%
       6,600            Housevalues, Inc.*                                                                     99,132
                                                                                                          -----------
                     RESORTS/THEME PARKS - 1.14%
       5,180            Great Wolf Resorts, Inc.*                                                             115,721
                                                                                                          -----------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                      DECEMBER 31, 2004
SHARES                                                                                                   MARKET VALUE
                  COMMON STOCK (CONTINUED)
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 8.00%
       8,462            Analog Devices, Inc.                                                              $   312,417
       8,641            Marvell Technology Group, Ltd.*                                                       306,496
      22,817            Taiwan Semiconductor Manufacturing
                        Co., Ltd. - Sponsored ADR                                                             193,717
                                                                                                          -----------
                                                                                                              812,630
                                                                                                          -----------
                     SEMICONDUCTOR EQUIPMENT - 11.44%
      18,756            Formfactor, Inc.*                                                         (a)         509,038
       4,500            Kla-Tencor Corp.*                                                                     209,610
      11,929            Tessera Technologies, Inc.*                                               (a)         443,878
                                                                                                          -----------
                                                                                                            1,162,526
                                                                                                          -----------
                     TELECOMMUNICATIONS EQUIPMENT - 3.86%
      23,790            Sonus Networks, Inc.*                                                                 136,317
      12,500            Tekelec*                                                                              255,500
                                                                                                          -----------
                                                                                                              391,817
                                                                                                          -----------
                     TELEPHONE - INTEGRATED - 1.97%
       7,486            China Netcom Group Corp. (Hong Kong),
                        Ltd - Sponsored ADR*                                                                  200,325
                                                                                                          -----------
                     WEB PORTALS / ISP - 5.11%
       1,974            Google, Inc., Class A*                                                    (a)         380,568
       4,318            Sina Corp.*                                                                           138,435
                                                                                                          -----------
                                                                                                              519,003
                                                                                                          -----------
                     WIRELESS EQUIPMENT - 2.92%
       7,000            Qualcomm, Inc.                                                            (a)         296,800
                                                                                                          -----------
                     TOTAL COMMON STOCK (COST $6,978,058)                                                 $ 7,455,474
                                                                                                          -----------
                     TOTAL INVESTMENTS (COST $6,978,058) - 73.39%                                         $ 7,455,474
                                                                                                          -----------

                  OTHER ASSETS, LESS LIABILITIES - 26.61% **                                                2,703,077
                                                                                                          -----------

                  NET ASSETS - 100.00%                                                                    $10,158,551
                                                                                                          ===========

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*     Non-income producing security.
** Includes $6,911,959 invested in a PNC Bank Money Market Account, which is 68.04% of net assets.
ADR   American Depository Receipt

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
                                                                 PERCENTAGE OF
                                                                 NET ASSETS (%)
                                                               -----------------
INVESTMENT IN SECURITIES - BY INDUSTRY
  Applications Software                                                2.63
  Casino Services                                                      2.46
  Communications Software                                              1.04
  E-Commerce / Services                                                1.19
  Electronic Components - Semiconductors                              16.09
  Enterprise Software / Services                                       3.55
  Finance - Other Service                                              0.96
  Internet Security                                                    2.65
  Medical - Drugs                                                      2.17
  Motion Pictures & Services                                           2.47
  Networking Products                                                  2.76
  Real Estate Management / Services                                    0.98
  Resorts/Theme Parks                                                  1.14
  Semiconductor Components - Integrated Circuits                       8.00
  Semiconductor Equipment                                             11.44
  Telecommunications Equipment                                         3.86
  Telephone - Integrated                                               1.97
  Web Portals / ISP                                                    5.11
  Wireless Equipment                                                   2.92
                                                                    -------
TOTAL INVESTMENT IN SECURITIES                                        73.39
                                                                    =======

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                                                                         DECEMBER 31, 2004
SHARES                                                                                                     MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (6.22%)
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.90%)
      10,000            STMicroelectronics N.V. - NY Shares                                                $   (193,200)
                                                                                                           ------------
                     TELEPHONE - INTEGRATED - (4.32%)
       7,000            BellSouth Corp.                                                                        (194,530)
       9,459            SBC Communications, Inc.                                                               (243,758)
                                                                                                           ------------
                                                                                                               (438,288)
                                                                                                           ------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $649,282)                             $   (631,488)
                                                                                                           ============

                                                                                                        DECEMBER 31, 2004
                                                                                                          PERCENTAGE OF
                                                                                                          NET ASSETS (%)
                                                                                                          --------------
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY
  Electronic Components - Semiconductors                                                                        (1.90)
  Telephone - Integrated                                                                                        (4.32)
                                                                                                           ------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED                                                                        (6.22)
                                                                                                           ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                             YEAR ENDED
                                                                          DECEMBER 31, 2004
INVESTMENT INCOME
    Dividends net of withholding taxes of $1,192                             $    67,543
    Interest                                                                      21,127
                                                                             -----------
                                                                                  88,670
                                                                             -----------
EXPENSES
    Administration fees                                                          144,010
    Legal fees                                                                   123,508
    Accounting and investor services fees                                         97,206
    Audit and tax fees                                                            76,582
    Board of Managers' fees and expenses                                          53,593
    Custodian fees                                                                37,170
    Printing expense                                                              31,080
    Dividends on securities sold, not yet purchased                               16,338
    Prime broker fees                                                              8,641
    Interest expense                                                               6,609
    Insurance expense                                                              5,020
    Registration expense                                                           3,982
    Miscellaneous                                                                 42,098
                                                                             -----------
      TOTAL EXPENSES                                                             645,837
                                                                             -----------
      NET INVESTMENT LOSS                                                       (557,167)
                                                                             -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
REALIZED GAIN ON INVESTMENTS:
    Investment securities                                                      2,006,117
    Securities sold, not yet purchased                                           354,767
                                                                             -----------
      NET REALIZED GAIN ON INVESTMENTS                                         2,360,884

      NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                    (3,239,612)
                                                                             -----------

      NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                           (878,728)
                                                                             -----------

      NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES    $(1,435,895)
                                                                             ===========

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                       SPECIAL
                                                       ADVISORY
                                                        MEMBER           MEMBERS           TOTAL
                                                     ------------     ------------     ------------
MEMBERS' CAPITAL, DECEMBER 31, 2002                  $         --     $  5,694,203     $  5,694,203
                                                     ------------     ------------     ------------

FROM INVESTMENT ACTIVITIES
  Net investment loss                                          --         (537,464)        (537,464)
  Net realized gain on investments                             --        2,503,580        2,503,580
  Net change in unrealized appreciation on
    investments                                                --        3,560,980        3,560,980
  Incentive allocation                                     23,466          (23,466)              --
                                                     ------------     ------------     ------------
  NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES                     23,466        5,503,630        5,527,096
                                                     ------------     ------------     ------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                       --          895,986          895,986
   Exchange of interests from Balius Fund, L.L.C                         5,246,909        5,246,909
   Capital withdrawals                                    (23,466)      (1,485,946)      (1,509,412)
                                                     ------------     ------------     ------------
   NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                     (23,466)       4,656,949        4,633,483
                                                     ------------     ------------     ------------

MEMBERS' CAPITAL, DECEMBER 31, 2003                  $         --     $ 15,854,782     $ 15,854,782
                                                     ------------     ------------     ------------
FROM INVESTMENT ACTIVITIES
  Net investment loss                                $         --     $   (557,167)    $   (557,167)
  Net realized gain on investments                             --        2,360,884        2,360,884
  Net change in unrealized depreciation on
    investments                                                --       (3,239,612)      (3,239,612)
                                                     ------------     ------------     ------------
  NET DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES                         --       (1,435,895)      (1,435,895)
                                                     ------------     ------------     ------------

MEMBERS' CAPITAL TRANSACTIONS

  CAPITAL CONTRIBUTIONS                                        --          340,703          340,703
  Capital withdrawals                                          --       (4,601,039)      (4,601,039)
                                                     ------------     ------------     ------------
  NET DECREASE IN MEMBERS CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                          --       (4,260,336)      (4,260,336)
                                                     ------------     ------------     ------------

MEMBERS' CAPITAL, DECEMBER 31, 2004                  $         --     $ 10,158,551     $ 10,158,551
                                                     ============     ============     ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Advantage Advisers Stratigos Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware on April 14, 2000. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a focused portfolio consisting primarily of equity securities of emerging technology companies. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

      Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve on the Board of Managers of the Company ("Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser, and Alkeon Capital Management L.L.C. ("Alkeon") is a non-managing member of the Adviser. Investment professionals employed by Alkeon, including Mr. Takis Sparaggis who serves as the Company's portfolio manager, manage the Company's portfolio on behalf of the Adviser and under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

      The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

      Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

      Effective after the close of business on December 31, 2002 (the "Exchange Date"), Balius Fund, L.L.C. ("Balius") transferred to the Company substantially all of Balius' assets (after setting aside assets to satisfy the liabilities of Balius, including any amount necessary to fund the withdrawals of those Balius

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      investors not becoming Members of the Company) in exchange for interests in the Company of $5,246,909 which represents the December 31, 2002 value of Balius' assets transferred (this transaction is hereinafter termed the "Exchange"). The Exchange was accomplished by a tax-free exchange of such interests at net asset value and accordingly, no Member had any gain or loss as a result of the Exchange. Balius' interests were combined with those of the Company and included net unrealized depreciation of investments of $213,640 and net unrealized appreciation of securities sold, not yet purchased of $320,321 at the Exchange Date. The aggregate net assets of the Company immediately before and after the Exchange were $5,694,203 and $10,941,112, respectively. The Company's statement of changes in members' capital and financial highlights do not include the operations of Balius prior to the Exchange Date.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      A.    REVENUE RECOGNITION

      Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis.

      B.    PORTFOLIO VALUATION

      The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

      (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

            (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

            (2) If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      B.    PORTFOLIO VALUATION (CONTINUED)

      (ii)  Securities traded on NASDAQ shall be valued:

            (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

            (2) if no NOCP is available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

            (3)   if no sale is shown on NASDAQ, at the bid price; or

            (4) if no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

      Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

      Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      B.    PORTFOLIO VALUATION (CONTINUED)

      All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

      Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formula produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

      C.    CASH EQUIVALENTS

      The Company treats all highly-liquid financial instruments that mature within three months of the time of purchase as cash equivalents. At December 31, 2004, $6,911,959 in cash equivalents was held at PNC Bank.

      D.    INCOME TAXES

      No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

      The Company reclassified ($557,167) and $2,360,884 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2004. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss, and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

      Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

      During the year ended December 31, 2004, Oppenheimer earned $394 in brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $23,645 in brokerage commissions from portfolio transactions executed on behalf of the Company.

      Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2004, there was no Incentive Allocation to the Special Advisory Member.

      At December 31, 2004, the Adviser had an investment in the Company amounting to $72,010, and is included in Members' Capital.

      Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is "an interested person" does not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

      PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

      PFPC Inc. ("PFPC") serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

      Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      invested) in connection with a purchase of interest, at its discretion. For the year ended December 31, 2004, such sales commissions earned by Oppenheimer amounted to $1,000.

4.    INDEMNIFICATIONS

      The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.    SECURITIES TRANSACTIONS

      Aggregate  purchases  and  sales  of  investment   securities,   excluding
      short-term securities, for the year ended December 31, 2004, amounted to $12,610,465 and $22,092,623 respectively.

      At December 31, 2004, the aggregate cost for Federal income tax purposes, of portfolio investments and securities sold, not yet purchased is substantially the same for book and tax purposes.

      For Federal income tax purposes, at December 31, 2004, accumulated net unrealized appreciation on investments was $495,210, consisting of $692,349 gross unrealized appreciation and $197,139 gross unrealized depreciation.

6.    SHORT-TERM BORROWINGS

      The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the year ended December 31, 2004, the average daily amount of such borrowings was $332,375 and the daily weighted average annualized interest rate was 1.99%. As of December 31, 2004, the Company had margin borrowings of $254,876, which is included in due to broker in the accompanying statement of assets, liabilities, and members' capital.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

      In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

      The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

      Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

      The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

      When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value. There were no transactions in written options for the year ended December 31, 2004.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

8.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                                SEPTEMBER 1, 2000
                                                                                                                  (COMMENCEMENT
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED       OF OPERATIONS) TO
                                    DECEMBER 31, 2004  DECEMBER 31, 2003  DECEMBER 31, 2002  DECEMBER 31, 2001  DECEMBER 31, 2000
                                    -----------------  -----------------  -----------------  -----------------  -----------------
Net assets, end of period (000s)       $   10,159         $   15,855         $    5,694         $   10,685          $   23,250
Ratio of net investment loss to
    average net assets***                   (3.97%)            (3.85%)            (4.52%)            (3.40%)             (5.18%)*
Ratio of expenses to average
    net assets***                            4.60%              4.04%              4.85%              3.57%               5.80%*
Ratio of incentive allocation
   to average net assets                        0%              0.17%                 0%                 0%                  0%
Portfolio turnover                             96%               150%               218%               148%                 68%
Total return--gross**                       (9.17%)            49.42%            (35.00%)           (48.73%)            (51.11%)
Total return--net**                         (9.17%)            39.53%            (35.00%)           (48.73%)            (51.11%)
Average debt ratio                           2.37%              6.37%              1.69%              0.58%               2.11%

*     Annualized.

** Total return assumes a purchase of an interest in the Company on the first day of the period and a sale of the interest on the last day of the year, gross/net of incentive allocation to the Special Advisory Member, if any. Prior years' returns have been adjusted to conform to the current year's presentation. The figures do not include the impact of any sales charge imposed by the placement agent. Total return for a period less than a full year is not annualized.

*** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004 (CONCLUDED)
--------------------------------------------------------------------------------

9.    SUBSEQUENT EVENTS

      At a meeting held on February 18, 2005, the Board of Managers in consultation with the Adviser determined to cease the operations of the Company as of March 31, 2005. Accordingly, the Company will be liquidated effective as of March 31, 2005. In connection with the liquidation, the Board of Managers appointed Oppenheimer as the Company's liquidator, and accordingly, Oppenheimer has been delegated the authority to take all actions necessary to wind up the affairs of the Company and distribute the liquidation proceeds to the Company's Members in accordance with the Company's Limited Liability Agreement.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.    PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from inception through June 30, 2004 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.   PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
----------------------------------------------------------------------

NAME, ADDRESS AND AGE        POSITION(S) HELD           PRINCIPAL OCCUPATION(S)
                             WITH THE COMPANY           DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY COMPLEX
                             AND LENGTH OF              AND OTHER DIRECTORSHIPS HELD
                             TIME SERVED
JESSE H. AUSUBEL             Manager since              Director,  Program  for the  Human  Environment  and  Senior  Research
                             April 2000.                Associate,  The Rockefeller  University  (1993 to present);  Director,
c/o Oppenheimer Asset                                   Richard  Lounsbery  Foundation  (1997 to present);  Program  Director,
Management Inc.                                         Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist, Woods
200 Park Avenue                                         Hole Oceanographic  Institution (1995 to present). Mr. Ausubel also is
New York, NY 10166                                      a Manager of four other registered  investment companies for which the
Age: 53                                                 Adviser serves as investment adviser.

LAWRENCE BECKER              Manager since              Private investor in real estate investment  management concerns.  From
                             October 2003.              February   2000   through   June  2003,   he  was  Vice   President  -
c/o Oppenheimer Asset                                   Controller/Treasurer    for   National   Financial   Partners,   which
Management Inc.                                         specializes  in financial  services  distribution.  Prior to that, Mr.
200 Park Avenue                                         Becker was a Managing Director -  Controller/Treasurer  of Oppenheimer
New York, NY 10166                                      Capital  and its Quest for Value  Funds.  (Oppenheimer  Capital is not
Age: 49                                                 affiliated with Oppenheimer  Asset  Management  Inc.). Mr. Becker is a licensed  CPA. He serves as the  treasurer of The France  Growth Fund,
                                                        Inc.  Mr.  Becker  is  a  Manager/Trustee   of  ten  other  registered
                                                        investment companies advised by the Adviser or its affiliates.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
----------------------------------------------------------------------

NAME, ADDRESS AND AGE        POSITION(S) HELD           PRINCIPAL OCCUPATION(S)
                             WITH THE COMPANY           DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY COMPLEX
                             AND LENGTH OF              AND OTHER DIRECTORSHIPS HELD
                             TIME SERVED
JAMES E. BUCK                Manager since              Retired; Senior Vice President and Corporate Secretary of the New York
                             April 2003.                Stock  Exchange,  Inc. (the  "Exchange")  and the  subsidiaries of the
c/o Oppenheimer Asset                                   Exchange,  including  the NYSE  Foundation  and the Fallen Heroes Fund
Management Inc.                                         (1967 to 2003).  Mr.  Buck also is a Manager of four other  registered
200 Park Avenue                                         investment  companies for which the Adviser or one of its affili- ates
New York, NY 10166                                      serves as investment adviser.
Age: 68

LUIS RUBIO                   Manager since              President, of Centro de Investigation Para el Desarrollo, A.C. (Center
                             April 2003.                of Research  Development)  (2000 to present)  and Director of the same
c/o Oppenheimer Asset                                   organization  1984 to 2000;  Adjunct Fellow,  Center for Strategic and
Management Inc.                                         International Studies (1993 to present); Member, Advisory Board of the
200 Park Avenue                                         National  Council of Science and  Technology of Mexico (1989 to 2000);
New York, NY 10166                                      Director, Human Rights Commission of Mexico City (1994 to 2002). He is
Age: 49                                                 a   Director/Manager/Trustee   of  ten  other  registered   investment
                                                        companies  advised by the Adviser or one of its affiliates.  From 1991 to 1993, Dr. Rubio was a Director of Banco National de Mexico S.A.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
----------------------------------------------------------------------

NAME, ADDRESS AND AGE        POSITION(S) HELD           PRINCIPAL OCCUPATION(S)
                             WITH THE COMPANY           DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY COMPLEX
                             AND LENGTH OF              AND OTHER DIRECTORSHIPS HELD
                             TIME SERVED
JANET L. SCHINDERMAN         Manager since              Associate  Dean for Special  Projects  and  Secretary  to the Board of
                             April 2003.                Overseers,  Columbia  Business School of Columbia  University (1990 to
c/o Oppenheimer Asset                                   present).  Ms.  Schinderman is also a  Manager/Trustee  of eight other
Management Inc.                                         registered  investment  companies advised by the Adviser or one of its
200 Park Avenue                                         affiliates.  From 1987 to 1990,  she served as Executive  Assistant to
New York, NY 10166                                      the President at the Illinois Institute of Technology.
Age: 53

BRYAN MCKIGNEY*              Manager since              Mr.  McKigney  is a  Managing  Director  and the Chief  Administrative
                             November 2004.             Officer of Oppenheimer  Asset Management Inc. Mr. McKigney has been in
Oppenheimer Asset                                       the financial  services  industry  since 1981.  Mr.  McKigney has held
Management Inc.                                         various   positions  at  the  Canadian   Imperial   Bank  of  Commerce
200 Park Avenue                                         (1993-2003) and the Chase Manhattan Bank N.A. (1981-1993).  He is also
New York, NY 10166                                      a  Manager/Trustee  of  nine  other  registered  investment  companies
Age: 46                                                 advised by the Adviser or one of its affiliates.

*MANAGER IS AN "INTERESTED  PERSON" (AS DEFINED BY THE INVESTMENT COMPANY ACT OF
1940) OF THE COMPANY.

ON NOVEMBER 30, 2004, MR. BRYAN MCKIGNEY WAS ELECTED AS A MANAGER. MR. HOWARD SINGER RESIGNED AS A MANAGER IN FEBRUARY, 2004. MR. MARSHALL DORNFELD RESIGNED AS A MANAGER IN SEPTEMBER, 2004, AFTER BEING ELECTED IN FEBRUARY, 2004.

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,000 for 2003 and $50,000 for 2004.

AUDIT-RELATED FEES

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,500 for 2003 and 3,500 for 2004. Such services provided related to the review of the registrant's semi-annual report.

TAX FEES

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $20,000 for 2003 and $23,000 for 2004. Such services included tax compliance services provided to the registrant.

ALL OTHER FEES

      (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2004.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                  The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                        (b)   100%

                        (c)   100%

                        (d)   N/A

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than zero percent (0%).

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $150,000 for 2003 and $1,583,114 for 2004.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                           ADVANTAGE ADVISERS, L.L.C.
                      ADVANTAGE ADVISERS MANAGEMENT, L.L.C.
                    ADVANTAGE ADVISERS MULTI-MANAGER, L.L.C.
              ADVANTAGE ADVISERS PRIVATE EQUITY MANAGEMENT, L.L.C.
                            TROON MANAGEMENT, L.L.C.
                      OPPENHEIMER CATALYST MANAGEMENT, L.P.

                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

   CHAPTER 1 BOARD OF DIRECTORS
   VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS                        6
   CHAIRMAN & CEO ARE THE SAME PERSON                                          7
   INDEPENDENCE OF DIRECTORS                                                   8
   STOCK OWENERSHIP REQUEST                                                    9
   CHARITABLE CONTRIBUTIONS                                                   10
   DIRECTOR AND OFFICER INDEMNIFICATION  AND LIABILITY PROTECTION             11
   VOTE RECOMMENDATION                                                        12
   SIZE OF THE BOARD                                                          13
   VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS                         14
   TERM OF OFFICE                                                             15
   COMPENSATION DISCLOSURE                                                    16

   CHAPTER 2 AUDITORS                                                         17
   RATIFYING AUDITORS                                                         18

   CHAPTER 3 TENDER  OFFER DEFENSES                                           19
   POISON PILLS                                                               20

   GREENMAIL                                                                  21
   SUPERMAJORITY VOTE                                                         22

   CHAPTER 4 MERGERS AND CORPORATE RESTRUCTURING                              23
   CHANGING CORPORATE NAME                                                    24
   REINCORPORATION                                                            25

   CHAPTER 5 PROXY CONTEST DEFENSES                                           26
   BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS                            27
   CUMULATIVE VOTING                                                          28
   SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING                              29
   SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD                           30

   CHAPTER 6 MISCELLANEOUS CORPORATE GOVERNANCE PROVISIONS                    31
   CONFIDENTIAL VOTING                                                        32
   SHAREHOLDER ADVISORY COMMITTEES                                            33
   FOREIGN CORPORATE MATTERS                                                  34
    GOVERNMENT SERVICE LIST                                                   35

   CHAPTER 7 SOCIAL AND ENVIRONMENTAL ISSUES                                  36
   ENERGY AND ENVIRONMENTAL ISSUES (CERES PRINCIPLES)                         37
   NORTHERN IRELAND (MACBRIDE PRINCIPLES)                                     38
   MAQUILADORA STANDARDS & INTERNATIONAL OPERATIONS AND POLICIES              39
   EQUAL EMPLOYMENT OPPORTUNITY & DISCRIMINATION                              40
   ANIMAL RIGHTS                                                              41

   CHAPTER 8 CAPITAL STRUCTURE                                                42
   COMMON STOCK AUTHORIZATION                                                 43
   BLANK CHECK PREFERRED STOCK                                                44
   PREEMPTIVE RIGHTS                                                          45
   STOCK DISTRIBUTION: SPLITS AND DIVIDENDS                                   46
   REVERSE STOCK SPLITS                                                       47
   ADJUSTMENTS TO PAR VALUE OF COMMON STOCK                                   48
   DEBT RESTRUCTURING                                                         49

   CHAPTER 9 EXECUTIVE AND DIRECTOR COMPENSATION                              50
   DIRECTOR COMPENSATION                                                      51
   SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY                   52
   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)                                     53
   OPTIONS EXPENSING                                                          54
   GOLDEN PARACHUTES                                                          55
   PROPOSAL TO BAN GOLDEN PARACHUTES                                          56
   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION                                 57

   CHAPTER 10  STATE OF INCORPORATION                                         58
   CONTROL SHARE ACQUISITION STATUTES                                         59
   OPT-OUT OF STATE TAKEOVER STATUTES                                         60
   CORPORATE RESTRUCTURING, SPIN-OFFS, ASSET SALES, LIQUIDATIONS              61

   CHAPTER 11 CONFLICT OF INTEREST                                            62
   CONFLICTS                                                                  63
   CONFLICTS CONT'D                                                           64

   CHAPTER 12 CORPORATE GOVERNANCE COMMITTEE & PROXY MANAGERS                 65
   CORPORATE GOVERNANCE COMMITTEE                                             66
   PROXY MANAGERS                                                             67

   CHAPTER 13 SPECIAL ISSUES WITH VOTING FOREIGN PROXIES                      68
   SPECIAL ISSUES                                                             69

   CHAPTER 14 RECORD KEEPING                                                  70
   RECORD KEEPING                                                             71

                                  INTRODUCTION

Rule 206(4)-6 (the "Rule") adopted under the Investment Advisers Act of 1940, as amended (the "Advisers Act") requires all registered investment advisers that exercise voting discretion over securities held in client portfolios to adopt proxy voting policies and procedures.

Advantage Advisers, L.L.C., Advantage Advisers Management, L.L.C., Advantage Advisers Multi-Manager, L.L.C., Advantage Advisers Private Equity Management, L.L.C., Advantage Advisers Augusta Management, L.L.C., Advantage Advisers Troon Management, L.L.C., and Oppenheimer Catalyst Management, L.P.(collectively, the "Advisers") are registered investment advisers under the Advisers Act and are therefore required to adopt proxy voting policies and procedures pursuant to the Rule.

The Advisers act as investment advisers, managers or general partners to registered and unregistered investment companies and managed accounts (collectively, the "Accounts"). When an Adviser has investment discretion over an Account's investment portfolio, then the Adviser votes proxies for the Account pursuant to the policies and procedures set forth herein.

Investment discretion for a number of the Advisers' Accounts is exercised by portfolio managers that are either non-managing members of limited partners of an Adviser, or act as portfolio managers or subadvisers pursuant to agreements with the Advisers and/or the Accounts (collectively, the "Portfolio Managers"). In all cases where Portfolio Managers exercise investment discretion over the Accounts, the Portfolio Managers vote proxies for the Accounts in accordance with the policies and procedures of the investment advisory firms with which the Portfolio Managers are affiliated.

Appendix A hereto sets forth the Accounts for which each Adviser is responsible, whether the Advisers' proxy policies or the proxy policies of the Portfolio Managers are applicable to the Account.

                           VOTING ON DIRECTOR NOMINEES
                            IN UNCONTESTED ELECTIONS

These proposals seek shareholder votes for persons who have been nominated by a corporation's board of directors to stand for election to serve as members of that board. No candidates are opposing these board nominees.

In each analysis of an uncontested election of directors you should review:

      a)    Company performance
      b)    Composition of the board and key board committees
      c)    Attendance at board meetings
      d)    Corporate governance provisions and takeover activity

We may also consider:

      a)    Board decisions concerning executive compensation
      b)    Number of other board seats held by the nominee
      c)    Interlocking directorships

VOTE RECOMMENDATION

                                        It is our policy to vote IN FAVOR of the candidates proposed by the board.

We will look carefully at each candidate's background contained in the proxy statement. In the absence of unusual circumstances suggesting a nominee is clearly not qualified to serve as a member of the board, we will vote with management.

CHAIRMAN AND CEO ARE THE SAME PERSON

      Shareholders may propose that different persons hold the positions of the chairman and the CEO.

      We would evaluate these proposals on a case by case basis depending on the size of the company and performance of management.

INDEPENDENCE OF DIRECTORS

      Shareholders may request that the board be comprised of a majority of independent directors and that audit, compensation and nominating committees of the Board consists exclusively of independent directors. We believe that independent directors are important to corporate governance.

VOTE RECOMMENDATION

                                        It is our policy to vote FOR proposals
                                        requesting that a majority of the Board
                                        be independent and that the audit,
                                        compensation and nominating committees
                                        of the board include only independent
                                        directors.

STOCK OWNERSHIP REQUIREMENTS

      Shareholders may propose that directors be required to own a minimum amount of company stock or that directors should be paid in company stock, not cash. This proposal is based on the view that directors will align themselves with the interest of shareholders if they are shareholders themselves. We believe that directors are required to exercise their fiduciary duty to the company and its shareholders whether or not they own shares in the company and should be allowed to invest in company stock based on their own personal considerations.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals that require
                                        director stock ownership

                            CHARITABLE CONTRIBUTIONS

      Charitable contributions by companies are generally useful for assisting worthwhile causes and for creating goodwill between the company and its community. Moreover, there may be certain long-term financial benefits to companies from certain charitable contributions generated from, for example, movies spent helping educational efforts in the firm's primary employment areas. Shareholders should not decide what the most worthwhile charities are.

VOTE RECOMMENDATION

                                        (Shareholders Proposals)
                                        Vote AGAINST proposals regarding
                                        charitable contribution.

      Shareholders have differing and equally sincere views as to which charities the company should contribute to, and the amount it should contribute. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interest of the company.

                      DIRECTOR AND OFFICER INDEMNIFICATION
                            AND LIABILITY PROTECTION

      These proposals typically provide for protection (or additional protection) which is to be afforded to the directors of a corporation in the form of indemnification by the corporation, insurance coverage or limitations upon their liability in connection with their responsibilities as directors.

      When a corporation indemnifies its directors and officers, it means the corporation promises to reimburse them for certain legal expenses, damages, and judgements incurred as a result of lawsuits relating to their corporate actions. The corporation becomes the insurer for its officers and directors.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals that eliminate
                                        entirely director and officers'
                                        liability for monetary damages for
                                        violating the duty of care.

                                        Vote AGAINST indemnification proposals
                                        that would expand coverage beyond just
                                        legal expenses to acts, such as
                                        negligence, that are more serious
                                        violations of fiduciary obligations than mere carelessness.

                                        Vote FOR only those proposals providing
                                        such expanded coverage in cases when a
                                        director's or officer's legal defense
                                        was unsuccessful if: a) the director was found to have acted in good faith, and
                                        b) only if the director's legal expenses would be covered.

      The following factors should be considered:

            1. The present environment in which directors operate provides substantial risk of claims or suits against against them in their individual capacities arising out of the discharge of their duties.

            2. Attracting and retaining the most qualified directors enhances shareholder value.

                                SIZE OF THE BOARD

      Typically there are three reasons for changing the size of the board. The first reason may be to permit inclusion into the board of additional individuals who, by virtue of their ability and experience, would benefit the corporation. The second reason may be to reduce the size of the board due to expiration of terms, resignation of sitting directors or, thirdly, to accommodate the corporation's changing needs.

VOTE RECOMMENDATION

                                        Vote FOR the board's recommendation to
                                        increase or decrease the size of the
                                        board.

The following factors should be considered:

      1. These proposals may aim at reducing or increasing the influence of certain groups of individuals.

      2. This is an issue with which the board of directors is uniquely qualified to deal, since they have the most experience in sitting on a board and are up-to-date on the specific needs of the corporation.

VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in contested elections of directors are evaluated on a CASE-BY-CASE basis.

The following factors are considered:

       1.   management's track record
       2.   background to the proxy contest
       3.   qualifications of director nominees

                                 TERM OF OFFICE

This is a shareholder's proposal to limit the tenure of outside directors. This requirement may not be an appropriate one. It is an artificial imposition on the board, and may have the result of removing knowledgeable directors from the board.

VOTE RECOMMENDATION

                                        Vote AGAINST shareholder proposals to
                                        limit the tenure of outside directors.

The following factors should be considered:

      1. An experienced director should not be disqualified because he or she has served a certain number of years.

      2. The nominating committee is in the best position to judge the directors' terms in office due to their understanding of a corporation's needs and a director's abilities and experience.

      3. If shareholders are not satisfied with the job a director is doing, they can vote him/her off the board when the term is up.

                             COMPENSATION DISCLOSURE

These proposals seek shareholder approval of a request that the board of directors disclose the amount of compensation paid to officers and employees, in addition to the disclosure of such information in the proxy statement as required by the SEC regulations.

VOTE RECOMMENDATION

                                        (shareholders policy)
                                        Vote AGAINST these proposals that
                                        require disclosure, unless we have
                                        reason to believe that mandated
                                        disclosures are insufficient to give an
                                        accurate and meaningful account of
                                        senior management compensation.

The following factors should be considered:

      1. Federal securities laws require disclosure in corporate proxy statements of the compensation paid to corporate directors and officers.

      2. Employees other than executive officers and directors are typically not in policy-making roles where they have the ability to determine, in a significant way, the amount of their own compensation.

      3. The disclosure of compensation of lower-level officers and employees infringes upon their privacy and might create morale problems.

                                    CHAPTER 2

                                    AUDITORS

RATIFYING AUDITORS

Shareholders must make certain that auditors are responsibly examining the financial statements of a company, that their reports adequately express any legitimate financial concerns, and that the auditor is independent of the company it is serving.

VOTE RECOMMENDATION

                                        Vote FOR proposal to ratify auditors.

The following factors should be considered:

      1. Although lawsuits are sometimes filed against accounting firms, including those nationally recognized, these firms typically complete their assignments in a lawful and professional manner.

      2. Sometimes it may be appropriate for a corporation to change accounting firms, but the board of directors is in the best position to judge the advantages of any such change and any disagreements with former auditors must be fully disclosed to shareholders.

      3. If there is a reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, then in this case vote AGAINST ratification.

                                    CHAPTER 3

                              TENDER OFFER DEFENSES

                                  POISON PILLS

Poison pills are corporate-sponsored financial devices that, when triggered by potential acquirers, do one or more of the following: a) dilute the acquirer's equity in the target company, b) dilute the acquirer's voting interests in the target company, or c) dilute the acquirer's equity holdings in the post-merger company. Generally, poison pills accomplish these tasks by issuing rights or warrants to shareholders that are essentially worthless unless triggered by a hostile acquisition attempt.

A poison pill should contain a redemption clause that would allow the board to redeem it even after a potential acquirer has surpassed the ownership threshold. Poison pills may be adopted by the board without shareholder approval. But shareholders must have the opportunity to ratify or reject them at least every two years.

VOTE RECOMMENDATION

                                        Vote FOR shareholder proposals asking
                                        that a company submit its poison pill
                                        for shareholder ratification.

                                        Vote on a CASE-BY-CASE basis regarding
                                        shareholder proposals to redeem a
                                        company's poison pill.

                                        Vote on a CASE-BY-CASE basis regarding
                                        management proposals to ratify a poison
                                        pill.

                                    GREENMAIL

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market, the practice discriminates against all other shareholders.

Greenmail payments usually expose the company to negative press and may result in lawsuits by shareholders. When a company's name is associated with such a practice, company customers may think twice about future purchases made at the expense of the shareholders.

VOTE RECOMMENDATION

                                        Vote FOR proposals to adopt anti
                                        Greenmail or bylaw amendments or
                                        otherwise restrict a company's ability
                                        to make Greenmail payments

                                        Vote on a CASE-BY-CASE basis regarding
                                        anti-Greenmail proposals when they are
                                        bundled with other charter or bylaw
                                        amendments.

The following factors should be considered:

      1. While studies by the SEC and others show that Greenmail devalues the company's stock price, an argument can be made that a payment can enable the company to pursue plans that may provide long-term gains to the shareholders.

                               SUPERMAJORITY VOTE

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. These proposals seek shareholder approval to exceed the normal level of shareholder participation and approval from a simple majority of the outstanding shares to a much higher percentage.

VOTE RECOMMENDATIONS

                                        Vote AGAINST management proposals to
                                        require a Supermajority shareholder vote to approve mergers and other significant business combinations.

                                        Vote FOR shareholder proposals to lower
                                        Supermajority vote requirements for
                                        mergers and other significant business
                                        combinations.

The following factors should be considered:

      1. Supermajority requirements ensure broad agreement on issues that may have a significant impact on the future of the company.

      2. Supermajority vote may make action all but impossible.

      3. Supermajority requirements are counter to the principle of majority rule.

                                    CHAPTER 4

                                     MERGERS
                                       AND
                                    CORPORATE
                                  RESTRUCTURING

                             CHANGING CORPORATE NAME

This proposal seeks shareholder approval to change the corporation's name. It is probably better to vote for the proposed name change before management goes back to the drawing board and spends another small fortune attempting again to change the name.

VOTE RECOMMENDATION

                                        Vote FOR changing the corporate name.

The following factors should be considered:

      1. A name of a corporation symbolizes its substance.

      2. There are many reasons a corporation may have for changing its name, including an intention to change the direction of the business or to have a contemporary corporate image.

      3. The board of directors is well-positioned to determine the best name for the corporation because, among other reasons, it usually seeks professional advice on such matters.

                                 REINCORPORATION

These proposals seek shareholder approval to change the state in which a company is incorporated. Sometimes this is done to accommodate the company's most active operations or headquarters. More often, however, the companies want to reincorporate in a state with more stringent anti-takeover provisions. Delaware's state laws, for instance, including liability and anti-takeover provisions, are more favorable to corporations.

VOTE RECOMMENDATION

                                        Vote on a CASE-BY-CASE basis, carefully
                                        reviewing the new state's laws and any
                                        significant changes the company makes in its charter and by-laws.

The following factors should be considered:

      1. The board is in the best position to determine the company's need to incorporate.

      2. Reincorporation may have considerable implications for shareholders, affecting a company's takeover defenses, its corporate structure or governance features.

      3. Reincorporation in a state with stronger anti-takeover laws may harm shareholder value.

                                    CHAPTER 5

                                      PROXY
                                     CONTEST
                                    DEFENSES

                 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

A company that has classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year and the entire board stands for election each year.

Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. Because only a minority of the directors are elected each year, it will be more difficult to win control of the board in a single election.

VOTE RECOMMENDATIONS

                                        Vote AGAINST proposals to classify the
                                        board. Vote FOR proposals to repeal
                                        classified boards and to elect all
                                        directors annually.

The following factors should be considered:

      1. The annual election of directors provides an extra check on management's performance. A director who is doing a good job should not fear an annual review of his/her directorship.

                                CUMULATIVE VOTING

Most companies provide that shareholders are entitled to cast one vote for each share owned, the so-called "one share, one vote" standard. This proposal seeks to allow each shareholder to cast votes in the election of directors proportionate to the number of directors times the number of shares owned by each shareholder for one nominee.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals that permit
                                        cumulative voting.

The following factors should be considered:

      1. Cumulative voting would allow a minority owner to create an impact disproportionate to his/her holdings.

      2. Cumulative voting can be used to elect a director who would represent special interests and not those of the corporation and its shareholders.

      3.    Cumulative voting can allow a minority to have representation.

      4. Cumulative Voting can lead to a conflict within the board which could interfere with its ability to serve the shareholders' best interests.

                  SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING

Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals to restrict or
                                        prohibit shareholder ability to call
                                        special meetings.

                                        Vote FOR proposals that remove
                                        restrictions on the right of
                                        shareholders to act independently of
                                        management.

                SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD

Proposals which would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense.

Shareholders should support management proposals to fix the size of the board at a specific number of directors, preventing management from increasing the size of the board without shareholder approval. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board.

VOTE RECOMMENDATIONS

                                        Vote FOR proposal which seek to fix the
                                        size of the board.

                                        Vote AGAINST proposals which give
                                        management the ability to alter the size of the board without shareholder approval.

                                    CHAPTER 6

                                  MISCELLANEOUS
                                    CORPORATE
                                   GOVERNANCE
                                   PROVISIONS

                               CONFIDENTIAL VOTING

Confidential voting, also known as voting by secret ballot, is one of the key structural issues in the proxy system. All proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential.

VOTE RECOMMENDATIONS

                                        Vote FOR shareholder proposals
                                        requesting that corporations adopt
                                        confidential voting.

                                        Vote FOR management proposals to adopt
                                        confidential voting.

The following factors should be considered:

      1. Some shareholders elect to have the board not know how they voted on certain issues.

      2. Should the board be aware of how a shareholder voted, the board could attempt to influence the shareholder to change his/her vote, giving itself an advantage over those that do not have access to this information.

      3. Confidential voting is an important element of corporate democracy which should be available to the shareholder.

                         SHAREHOLDER ADVISORY COMMITTEES

These proposals request that the corporation establish a shareholder advisory committee to review the board's performance. In some instances, it would have a budget funded by the corporation and would be composed of salaried committee members with authority to hire outside experts and to include reports in the annual proxy statement.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals to establish a
                                        shareholder advisory committee.

The following factors should be considered:

      1. Directors already have fiduciary responsibility to represent shareholders and are accountable to them by law, thus rendering shareholder advisory committees unnecessary.

      2. Adding another layer to the current corporate governance system would be expensive and unproductive.

                            FOREIGN CORPORATE MATTERS

These proposals are usually submitted by companies incorporated outside of the United States seeking shareholder approval for actions which are considered ordinary business and do not require shareholder approval in the United States (i.e., declaration of dividends, approval of financial statements, etc.).

VOTE RECOMMENDATION

                                        Vote FOR proposals that concern foreign
                                        companies incorporated outside of the
                                        United States.

The following factors should be considered:

      1. The laws and regulations of various countries differ widely as to those issues on which shareholder approval is needed, usually requiring consent for actions which are considered routine in the United States.

      2. The board of directors is well-positioned to determine whether or not these types of actions are in the best interest of the corporation's shareholders.

                             GOVERNMENT SERVICE LIST

This proposal requests that the board of directors prepare a list of employees or consultants to the company who have been employed by the government within a specified period of time and the substance of their involvement.

Solicitation of customers and negotiation of contractual or other business relationships is traditionally the responsibility of management. Compilation of such a list does not seem to serve a useful purpose, primarily because existing laws and regulations serve as a checklist on conflicts of interest.

VOTE RECOMMENDATION

                                        Vote AGAINST these proposals which a
                                        request a list of employees having been
                                        employed by the government.

The following factors should be considered:

      1. For certain companies, employing individuals familiar with the regulatory agencies and procedures is essential and, therefore, is in the best interests of the shareholders.

      2. Existing laws and regulations require enough disclosure and serve as a check on conflicts of interest.

      3. Additional disclosure would be an unreasonable invasion of such individual's privacy.

                                    CHAPTER 7

                                     SOCIAL
                                       AND
                                  ENVIRONMENTAL
                                     ISSUES

                         ENERGY AND ENVIRONMENTAL ISSUES
                               (CERES PRINCIPLES)

CERES proposals ask management to sign or report on process toward compliance with ten principles committing the company to environmental stewardship. Principle 10 directs companies to fill out the CERES report. This report requires companies to disclose information about environmental policies, toxic emissions, hazardous waste management, workplace safety, energy use, and environmental audits.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals requesting that
                                        companies sign the CERES Principles.

The following factors should be considered:

      1. We do not believe a concrete business case is made for this proposal. In our opinion, the company will be best served by continuing to carry on its business as it did before the proposal was made.

                                NORTHERN IRELAND
                              (MACBRIDE PRINCIPLES)

It is well documented that Northern Ireland's Catholic community faces much higher unemployment figures then the Protestant community. Most proposals ask companies to endorse or report on progress with respect to the MacBride Principles.

In evaluating a proposal to adopt the MacBride Principles, you must decide if the principles will cause the company to divest, and worsen unemployment problems.

VOTE RECOMMENDATION

                                        REFRAIN from voting on proposals that
                                        request companies to adopt the MacBride
                                        Principles.

The following factors should be considered:

      1. We believe that human and political rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

      2. We do not believe a concrete business case has been made for this proposal. We will refrain from making social or political statements by voting for these proposals. We will only vote on proposals that maximize the value of the issuers' status without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                            MAQUILADORA STANDARDS AND
                      INTERNATIONAL OPERATIONS AND POLICIES

Proposals in this area generally request companies to report on or to adopt certain principles regarding their operations in foreign countries.

The Maquiladora Standards are a set of guidelines that outline how U.S. companies should conduct operations in Maquiladora facilities just across the U.S.-Mexican border. These standards cover such topics as community development, environmental policies, health and safety policies, and fair employment practices.

VOTE RECOMMENDATION

                                        ABSTAIN from providing a vote
                                        recommendation on proposals regarding
                                        the Maquiladora Standards and
                                        international operating policies.

The following factors should be considered:

      1. We believe that human rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

      2. We do not believe that a concrete business case has been made for these proposals. We will refrain from making social statements by voting for these proposals. We will not only vote on proposals that maximize the value of the issuers' securities without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                          EQUAL EMPLOYMENT OPPORTUNITY
                               AND DISCRIMINATION

In regards to equal employment and discrimination, companies without comprehensive EEO programs will find it hard to recruit qualified employees and find them at a long-term competitive disadvantage. Companies who are not carefully watching their human resource practices could also face lawsuits.

VOTE RECOMMENDATION

                                        REFRAIN from voting on any proposals
                                        regarding equal employment opportunities and discrimination.

The following factors should be considered:

      1. We feel that the hiring and promotion of employees should be free from prohibited discriminatory practices. We also feel that many of these issues are already subject to significant state and federal regulations.

                                  ANIMAL RIGHTS

A Corporation is requested to issue a report on its progress towards reducing reliance on animal tests for consumer product safety.

VOTE RECOMMENDATION

                                        REFRAIN from making vote recommendations on proposals regarding animal rights.

The following factors should be considered:

      1. Needless cruelty to animals should never be tolerated. However, the testing of products on animals may be very important to the health and safety of consumers.

      2. We also feel that this issue is already subject to significant state and federal regulation.

                                   CHAPTER 8

                                    CAPITAL
                                   STRUCTURE

                           COMMON STOCK AUTHORIZATION

The ability to increase the number of authorized shares could accommodate the sale of equity, stock splits, dividends, compensation-based plans, etc. The board can usually be trusted to use additional shares for capital-raising and other transactions that are in the corporation's best interests.

However, excessive escalation in the number of authorized shares may allow the board to radically change the corporation's direction without shareholder approval. Be careful to view that the increased number of shares will not enable the company to activate a poison pill.

VOTE RECOMMENDATION

                                        Vote CASE-BY-CASE on proposals increase
                                        the number of shares of common stock
                                        authorized for issue.

                                        Vote AGAINST proposed common share
                                        authorization that increase existing
                                        authorization by more then 100 percent
                                        unless a clear need for the excess
                                        shares is presented by the company.

The following factors should be considered:

      1. Is this company going to make frequent business acquisitions over a period of time?

      2.    Is the company expanding its operations?

      3. Within the company, are there any debt structuring or prepackaged bankruptcy plans?

                           BLANK CHECK PREFERRED STOCK

The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion, with voting, conversion, distribution and other rights to be determined by the board at the time of the issue.

Blank check preferred stock can provide corporations with the flexibility to meet changing financial conditions. However, once the blank check preferred stock has been authorized, the shareholders have no further power over how or when it will be allocated.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals authorizing the
                                        creation of new classes of preferred
                                        stock with unspecified voting,
                                        conversion, dividend distribution, and
                                        other rights.

The following factors should be considered:

      1. Blank check preferred stock can be used as the vehicle for a poison pill defense against hostile suitors, or it may be placed in friendly hands to help block a takeover bid.

                                PREEMPTIVE RIGHTS

These proposals request that the corporation provide existing shareholders with an opportunity to acquire additional shares in proportion to their existing holdings whenever new shares are issued. In companies with a large shareholder base and ease in which shareholders could preserve their relative interest through purchases of shares on the open market, the cost of implementing preemptive rights does not seem justifiable in relation to the benefits.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals seeking
                                        preemptive rights.

The following factors should be considered:

      1. The existence of preemptive rights can considerably slow down the process of issuing new shares due to the logistics involved in protecting such rights.

      2. Preemptive rights are not necessary for the shareholder in today's corporations, whose stock is held by a wide range of owners and is, in most cases, highly liquid.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

STOCK SPLITS

The corporation requests authorization for a stock split.

VOTE RECOMMENDATION

                                        Vote FOR management proposal to
                                        authorize stock splits unless the split
                                        will result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

REVERSE STOCK SPLITS

VOTE RECOMMENDATION

                                        Vote FOR management proposal to
                                        authorize reverse stock split unless the reverse stock split results in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

                    ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

The purpose of par value stock is to establish the maximum responsibility of stockholder in the event that a corporation becomes insolvent. It represents the maximum amount that a shareholder must pay the corporation if the stock is to be fully paid when issued.

The corporation requests permission to reduce the par value of its stock. In most cases, adjusting par value is a routine financing decision and should be supported.

VOTE RECOMMENDATION

                                        Vote FOR management proposals to reduce
                                        the par value of common stock.

The following factors should be considered:

      1. State laws sometimes prohibit issuance of new stock priced below that of the outstanding shares.

      2. A corporation may be unable to raise capital if the par value is overstated.

DEBT RESTRUCTURINGS

The corporation may propose to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

VOTE RECOMMENDATION

                                        It is our policy to vote CASE-BY-CASE on debt restructuring

The following factors should be considered:

      1. Dilution - How much will ownership interest of existing shareholders be reduced and how extreme will dilution to future earnings be?

      2. Change in Control - Will the transaction result in a change of control of the company?

      3. Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

                                    CHAPTER 9

                                    EXECUTIVE
                                       AND
                                    DIRECTOR
                                  COMPENSATION

                              DIRECTOR COMPENSATION

Directors represent shareholders and are responsible for protecting shareholder interests. Companies state in the proxy material that they pay directors well in order to attract the most qualified candidates. All compensation packages for any executive, director or employee should include a pay-for-performance component.

VOTE RECOMMENDATION

                                        Vote on a CASE-BY-CASE basis for
                                        director compensation.

The following factors should be considered:

      1. As directors take an increasingly active role in corporate decision-making and governance, their compensation is becoming more performance-based.

            SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY

Shareholder compensation proposals that set limits or reduce executive compensation should be closely scrutinized. Many of these proposals may be flawed in their emphasis on an absolute dollar figure in compensation.

VOTE RECOMMENDATION

                                        Vote on a CASE-BY-CASE basis

The following factors should be considered:

      1. Executive compensation is established by a committee that consists of independent directors who have fiduciary responsibility to act in the best interest of the shareholders and who are best placed to make compensation decisions.

                     EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

These proposals ask for stockholder endorsement of compensation plans for key employees which involve the issuance of company shares by granting of stock options, SARs, restricted stock, etc. These plans help attract and retain best-qualified corporate personnel and tie their interests more closely to those of the shareholders.

VOTE RECOMMENDATION

                                        Vote FOR proposals to adopt share-based
                                        compensation plans when the following
                                        items are involved:

      1. The exercise price for stock options is less than 85% of fair market value on the date of the grant.

      2. It is an omnibus stock plan which gives directors broad discretion in deciding how much and what kind of stock to award, when and to whom.

      3. The shares for issue exceed 8% of the company's outstanding shares; or, in the case of the evergreen plans, the amount of increase exceeds 1.5% of the total number of shares outstanding.

                                        Vote AGAINST proposals adopting share
                                        based compensation plans when the
                                        following items are involved:

      1.    Re-load options (new options issued for any exercised).

      2. The plan would allow for management to pyramid their holdings by using stock to purchase more stock, without having to lay out cash. Vote YES if this is for directors.

                                OPTIONS EXPENSING

Shareholder proposal to expense options.

VOTE RECOMMENDATION

                                        It is our policy to vote FOR proposals
                                        to expense options

                                GOLDEN PARACHUTES

Golden parachutes are designed to protect the employees of a corporation in the event of a change in control. The change in control agreement will specify the exact payments to be made under the golden parachutes. The calculation for payout is usually based on some multiple of an employee's annual or monthly compensation. Golden parachutes are generally given to employees whose annual compensation exceeds $112,000.

Recent experience has shown a willingness of many managements to treat severance agreements as equal to equity investments and to reward themselves as if substantial amounts of equity were at risk.

VOTE RECOMMENDATION

                                        Vote FOR proposals which seek to limit
                                        additional compensation payments.

                                        Vote FOR shareholder proposals to have
                                        golden parachutes submitted for
                                        shareholder ratification.

The following factors should be considered:

      1. The stability of management may be affected by an attempted acquisition of the corporation.

      2. There is a tendency on the part of an entrenched management to overstate the value of their continuing control of and influence on the day-to-day functions of a corporation.

                        PROPOSAL TO BAN GOLDEN PARACHUTES

Based on the foregoing information:

VOTE RECOMMENDATION

                                        We are FOR this proposal, which
                                        essentially bans golden parachutes,
                                        because we feel management's
                                        compensation should be solely based on
                                        real-time contributions to the
                                        corporation while they are serving it.
                                        Deferred current compensation is viewed
                                        differently than future, contingent
                                        compensation for current services.

                   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION

We believe that directors should only be compensated while serving the company.

VOTE RECOMMENDATIONS

                                        Vote AGAINST proposals establishing
                                        outside directors' retirement
                                        compensation.

                                        Vote FOR proposals that revoke outside
                                        directors' retirement compensation.

                                   CHAPTER 10

                                      STATE
                                       OF
                                  INCORPORATION

                       CONTROL SHARE ACQUISITION STATUTES

These proposals suggest that the board of directors solicit shareholder approval before committing acquisitions or divestiture of a business exceeding stipulated threshold levels. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals which request the board to seek shareholder approval before committing to an acquisition.

The following factors should be considered:

      1. These proposals deprive the board of directors of its ability to act quickly in propitious circumstances.

      2.    Conforming to these requirements can be expensive.

      3. The board of directors is uniquely qualified and positioned to be able to make these decisions without prior shareholder approval.

      4. The threshold levels usually imposed by these proposals are much more stringent than required by law.

                       OPT-OUT OF STATE TAKEOVER STATUTES

These proposals seek shareholder approval to opt-out (not be governed by) certain provisions of the anti-takeover laws of various states. Delaware law, for instance, dictates that a bidder has to acquire at least 85% of a company's stock before exercising control, unless he or she has board approval. This means that a company may thwart an otherwise successful bidder by securing 15% of its stock in friendly hands.

VOTE RECOMMENDATION

                                        Vote on a CASE-BY-CASE basis for these
                                        proposals.

The following factors should be considered:

      1. It is the directors' responsibility to act on behalf of the shareholders in opposing coercive takeover attempts.

      2. Creating deterrents to corporate takeovers may allow for entrenchment of inefficient management.

      3. These statutes strengthen the board's ability to deal with potential buyers on fair and reasonable terms.

      4. Shareholders should have the final say on whether the company should be merged or acquired.

CORPORATE RESTRUCTURING, SPIN-OFFS ASSET SALES, LIQUIDATIONS

Votes on corporate restructuring, spin-offs, asset sales and liquidations are evaluated on a CASE BY CASE basis.

                                   CHAPTER 11

                                    CONFLICTS
                                       OF
                                    INTEREST

CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of the Advisers' clients and the interests of the Advisers, their affiliates and their employees. Conflicts of interest may arise when:

      1. Proxy votes regarding non-routine matters are solicited by an issuer that may have a separate account relationship with an affiliate of an Adviser or an investment banking relationship with Oppenheimer & Co. Inc., an affiliate of the Advisers.

      2. A proponent of a proxy proposal has a business relationship with an Adviser or one of its affiliates or an Adviser or one of its affiliates has a business relationship with participants in proxy contests, corporate directors or director candidates.

      3. An employee of an Adviser has a personal interest in the outcome of a particular matter before shareholders.

If an Adviser receives a proxy that to the knowledge of the Proxy Manager raises a conflict of interest, the Proxy Manager shall advise the Governance Committee which shall determine whether the conflict is "material" to any specific proposal involved in the proxy. The Governance Committee will determine whether the proposal is material as follows:

      1. Routine proxy proposals are presumed not to involve a material conflict of interest.

      2. Non-routine proxy proposals-Proxy proposals that are "non- routine" will be presumed to involve a material conflict of interest unless the Governance Committee determines that the conflict is unrelated to the proposal. Non-routine proposals would include a merger, compensation matters for management and contested elections of directors.

CONFLICTS CONT'D

      3. The Governance Committee may determine on a case by case basis that particular non-routine proposals do not involve a material conflict of interest because the proposal is not directly related to an Adviser's conflict vis-a-vis the issue. The Governance Committee will record the basis for any such determination. With respect to any proposal that the Governance Committee determines presents a material conflict of interest, an Adviser may vote regarding that proposal in any of the following ways:

                  a)    Obtain instructions from the client on how to vote.

                  b) Use existing proxy guidelines if the policy with respect to the proposal is specifically addressed and does not involve a case by case analysis.

                  c) Vote the proposal that involves the conflict according to the recommendations of an independent third party, including, but not limited to, Institutional Share Services Inc. or Investor Responsibility Research Center.

                                   CHAPTER 12

                              GOVERNANCE COMMITTEE
                                       AND
                                 PROXY MANAGERS

GOVERNANCE COMMITTEE

The Governance Committee is responsible for the maintenance of the Proxy Voting Policies and Procedures and will determine whether any conflict between the interest of clients and an Adviser in voting proxies is material. The Governance Committee includes the following: (1) Bryan McKigney, Managing Director, OAM Alternative Investments Group (2) Chief Compliance Officer and (3) Chief Legal Officer.

PROXY MANAGERS

The Proxy Manager for the Advisers is Caroline Gilllespie, Executive Director, Oppenheimer & Co. Inc. The Proxy Manager will determine how votes will be cast on proposals that are evaluated on a case-by case basis.

                                   CHAPTER 13

                           SPECIAL ISSUES WITH VOTING
                                 FOREIGN PROXIES

SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

      Voting proxies with respect to shares of foreign stock may involve significantly greater effort and corresponding cost than voting proxies in the U.S domestic market. Issues in voting foreign proxies include the following:

      1. Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

      2. In some foreign countries shares may be "blocked" by custodian or depository or bearer shares deposited with specific financial institutions for a certain number of days before or after the shareholders meeting. When blocked, shares typically may not be traded until the day after the blocking period. The Advisers may refrain from voting shares of foreign stocks subject to blocking restrictions where in an Adviser's judgment, the benefit from voting the shares is outweighed by the interest in maintaining client liquidity in the shares. This decision is made on a case by case basis based on relevant factors including the length of the blocking period, the significance of the holding and whether the stock is considered a long-term holding.

      3. Time frames between shareholder notification, distribution of proxy materials, book closures and the actual meeting date may be too short to allow timely action.

      4. In certain countries, applicable regulations require that votes must be made in person at the shareholder meeting. The Advisers will weigh the costs and benefits of voting on proxy proposals in such countries on a case by case basis and make decisions on whether voting on a given proxy proposal is prudent. Generally, the Advisers will not vote shares in any such markets on routine matters such as uncontested elections of directors, ratification of auditors, etc.

                                   CHAPTER 14

                                 RECORD KEEPING

RECORD KEEPING

The Advisers will maintain the following records:

      1.    Copies of these policies

      2. A copy of each proxy statement that an Adviser receives regarding client securities. An Adviser may satisfy this requirement by relying on a third party to keep copies of proxy statements provided that the Adviser has an undertaking from the third party to provide a copy of the proxy statement promptly upon request.

      3. A record of each vote cast on behalf of a client. A third party may keep these voting records provided that the Adviser has an undertaking from the third party to provide a copy of the record promptly upon request.

      4. A copy of any document created by an Adviser that was material to making a decision on how to vote proxies or that memorializes the basis for that decision.

      5. A copy of each written client request for information on how the Advisers voted proxies on behalf of the client and a copy of written response by an Adviser to any client request for information on how the Adviser voted proxies on behalf of the client.

The above records shall be maintained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisers.

APPENDIX A

------------------------------------------------------------------------------------------------------------
ADVISOR                               CLIENT                              POLICY
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ADVANTAGE ADVISERS                    ADVANTAGE ADVISERS TECHNOLOGY       Alkeon proxy policy, attached
MANAGEMENT, L.L.C.                    PARTNERS, L.L.C.  Alkeon Capital    hereto as Exhibit A, is
                                      Management, L.L.C. ("Alkeon")       applicable.
                                      acts as portfolio manager.
------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS STRATIGOS        Alkeon proxy policy is applicable.
                                      FUND, L.L.C.   Alkeon acts as
                                      portfolio manager.
------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS XANTHUS FUND,    Alkeon proxy policy is applicable.
                                      L.L.C.   Alkeon acts as portfolio
                                      manager.
------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS AUGUSTA FUND,    Eden proxy policy, attached
                                      L.L.C.   Eden Capital Management    hereto as Exhibit B,  is
                                      Partners, L.P. ("Eden") acts as     applicable.
                                      portfolio manager.
------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS WYNSTONE FUND,   KBW proxy policy, attached hereto
                                      L.L.C.  KBW Asset Management Inc.   as Exhibit C, is applicable.
                                      ("KBW") acts as portfolio manager.
------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS WHISTLER FUND,   This policy is applicable.
                                      L.L.C. is a registered fund of
                                      funds.
------------------------------------------------------------------------------------------------------------
                                      Mercantile Long-Short Manager       This policy is applicable.
                                      Fund, L.L.C. Advantage Advisers
                                      Management, L.L.C. acts as
                                      subadvisor to this fund.
------------------------------------------------------------------------------------------------------------
ADVANTAGE ADVISERS MULTI-MANAGER,     ADVANTAGE ADVISERS CATALYST         Ridgecrest proxy policy, attached
L.L.C.                                INTERNATIONAL, LTD.  Ridgecrest     hereto as Exhibit D, is
                                      Investment Management, LLC          applicable.
                                      ("Ridgecrest") acts as portfolio
                                      manager.
------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS TECHNOLOGY       Alkeon  proxy policy is
                                      INTERNATIONAL, LTD.  Alkeon acts    applicable.
                                      as portfolio manager.
------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS SAWGRASS         This policy is applicable.
                                      INTERNATIONAL, LTD.
------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS WHISTLER         This policy is applicable.
                                      INTERNATIONAL, LTD. is a fund of
                                      funds.
------------------------------------------------------------------------------------------------------------
ADVANTAGE ADVISERS, L.L.C.            ADVANTAGE ADVISERS MULTI-SECTOR     KBW, Alkeon and Kilkenny proxy
                                      FUND I.  KBW, Alkeon and Kilkenny   policies, the latter attached
                                      Capital Management, L.L.C.          hereto as Exhibit F, are
                                      ("Kilkenny")                        applicable.
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
ADVANTAGE ADVISERS PRIVATE EQUITY     General partner to ADVANTAGE        This policy is applicable.
MANAGEMENT, L.L.C.                    ADVISERS PRIVATE EQUITY PARTNERS,
                                      L.P. ("COPEP")
------------------------------------------------------------------------------------------------------------
TROON MANAGEMENT, L.L.C.              ADVANTAGE ADVISERS TROON FUND,      MAMC proxy policy is  applicable.
                                      L.L.C.  MAMC acts as portfolio
                                      manager.
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OPPENHEIMER CATALYST MANAGEMENT L.P.  General Partner and investment      Ridgecrest proxy policy is
                                      adviser to ADVANTAGE ADVISERS       applicable.
                                      CATALYST PARTNERS, L.P.
                                      Ridgecrest acts as portfolio
                                      manager.
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

                         ALKEON CAPITAL MANAGEMENT, LLC

                      PROXY VOTING POLICIES AND PROCEDURES

                               As of June 30, 2003

I.    POLICY

      Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Alkeon Capital Management, LLC ("Alkeon") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.   PROXY VOTING PROCEDURES

      (a) All proxies received by Alkeon will be sent to Alkeon's Compliance Officer, currently Greg Boye. The Compliance Officer will:

            (1) Keep a record of each proxy received;

            (2) Determine if there are any routine proposals and vote them accordingly (see Section III). If there are non-routine proposals, the Compliance Officer will then forward the proxy to the Portfolio Manager or Analyst responsible for that given security;

            (3) Determine which accounts managed by Alkeon hold the security to which the proxy relates;

            (4) Provide the Portfolio Manager or Analyst with the date by which Alkeon must vote the proxy in order to allow enough time for the completed proxy to be submitted to the issuer prior to the vote taking place.

            (5) Absent material conflicts (see Section IV), the Portfolio Manager or Analyst will determine how Alkeon should vote the proxy. The Portfolio Manager or Analyst will send his or her decision on how Alkeon will vote a proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and entering the vote information in the ADP ProxyEdge system, or mailing the proxy in a timely manner if ADP ProxyEdge is not available.

III.  VOTING GUIDELINES

      In the absence of specific voting guidelines from the client, Alkeon will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Alkeon believes that voting proxies in accordance with the following guidelines is in the best interest of its clients.

            o Generally, Alkeon will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated) and selection of auditors.

            o Generally, Alkeon will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be over represented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

            o Alkeon has determined that in most cases it will vote for the expensing of stock options as the consensus feeling is that options are an actual expense of a given issuer unless in extraordinary circumstances approved by the Compliance Officer.

      For other proposals, Alkeon shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

      (1) whether the proposal was recommended by management and Alkeon's opinion of management;

      (2) whether the proposal acts to entrench existing management; and

      (3) whether the proposal fairly compensates management for past and future performance.

IV.   CONFLICTS OF INTEREST

      (1) The Compliance Officer will identify any conflicts that exist between the interest of Alkeon and its clients. This examination will include a review of the relationship of Alkeon and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer or its management is a client of Alkeon or an affiliate of Alkeon or has some other relationship with Alkeon or a client of Alkeon. Examples of conflicts would be voting on any security of Bank of America or Fahnstock, as Alkeon manages funds sponsored by both entities.

      (2) If a material conflict exists, the Compliance Officer will determine whether voting in accordance with the voting guidelines and factors described above is in the best interest of the client. The Compliance Officer will ensure that all proposals are voted in the best interest of the client by having all material conflicts reviewed by a proxy voting committee consisting of the Compliance Officer and two Portfolio Managers.

V.    DISCLOSURE

      (a) Alkeon will disclose in its Form ADV Part II that clients may contact the Compliance Officer via e-mail at gboye@alkeoncapital.com or telephone at
(212) 389- 8704 in order to obtain information on how Alkeon voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a report to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Alkeon voted the client's proxy.

      (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Alkeon's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.   RECORDKEEPING

      The Compliance Officer will maintain files relating to Alkeon's proxy voting procedures in Alkeon's office at 350 Madison Avenue, 9th Floor, New York, NY 10017. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Alkeon. Records of the following will be included in the files:

      (a) Copies of these proxy voting policies and procedures, and any amendments thereto.

      (b) A copy of each proxy statement that Alkeon receives, provided however that Alkeon may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

      (c) A record of each vote that Alkeon casts on behalf of clients.

      (d) A copy of each written client request for information on how Alkeon voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Alkeon voted its proxies.

      (e) A copy of any document Alkeon created that was material to making a decision how to vote proxies, or that memorializes the basis for decision.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          Advantage Advisers Stratigos Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Bryan McKigney
                          ------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer & Director (principal executive officer)

Date              March 7, 2005
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan McKigney
                          ------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer & Director (principal executive officer)

Date              March 7, 2005
     ---------------------------------------------------------------------------

By (Signature and Title)* /s/ Lenard Brafman
                          ------------------------------------------------------
                          Lenard Brafman, Chief Financial Officer
                          (principal financial officer)

Date              March 7, 2005
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.